Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Schedule of Vessels

June 30, 2013	Cost	Accumulated depreciation	Net book value

Vessels	$5,365,016	$636,752	$4,728,264
Vessels under construction	174,650	—	174,650

Vessels	$5,539,666	$636,752	$4,902,914

December 31, 2012	Cost	Accumulated depreciation	Net book value

Vessels	$5,339,550	$553,582	$4,785,968
Vessels under construction	77,305	—	77,305

Vessels	$5,416,855	$553,582	$4,863,273